Summary of significant accounting policies - Additional information (Details) ¥ in Millions		6 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Oct. 01, 2019 USD ($)
Accounting Policies [Line Items]
Sales		$ 2,004,174	$ 3,097,876
Operating expenses		1,996,513	3,176,450
Net income (loss)		7,661	(78,962)
Restricted cash				$ 618,690		$ 600,000
Cash, FDIC insured amount				250,000		250,000
Allowance for doubtful accounts				0		0
Inventory reserve				0		223,037
Allowance for doubtful accounts of advances to suppliers						0
Impairment of long-lived assets		$ 0		$ 0
Anti-dilutive effect | shares		0		0
Cash maintained with People's Republic of China				$ 114,036		5,021,605
Cash equivalents					¥ 0.5	70,550
Practical expedient to use hindsight [true false]		false
Operating lease liabilities						314,355	$ 300,000
ROU assets						$ 300,095	$ 300,000
Exchange rates (per RMB1)				0.1401	0.1411	0.1411
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%	12% or 16%
IPO
Accounting Policies [Line Items]
Restricted cash						$ 600,000
Private placement
Accounting Policies [Line Items]
Restricted cash						$ 18,690
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses		$ 79,302	$ 114,669
Average
Accounting Policies [Line Items]
Exchange rates (per RMB1)			0.1464		0.1426	0.1426